Advances from Customers	12 Months Ended
Sep. 30, 2025
Advances from Customers [Abstract]
ADVANCES FROM CUSTOMERS

9. ADVANCES FROM CUSTOMERS

The amount of advances from customers consisted of the following:

	September 30, 2025	September 30, 2024
Amusement park card recharge	$—	$1,471,227
Advance received for software development	210,704	—